Participative shareholders debentures (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 R$ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 R$ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 R$ / shares
Participative Shareholders Debentures
Average Price Per Debenture | R$ / shares		R$ 36.59		R$ 49.10		R$ 45.65
Financial income related to debenture	$ 659		$ (716)		$ (1,565)
Liability related to debenture	$ 2,725		$ 3,419		$ 3,413